UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2002
                                                --------------

Check here if Amendment [X]; Amendment Number:    10
                                                ----
         This Amendment (Check only one.): [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Clincher Capital Corporation
Address:          1850 Second Street, Suite 201
                  Highland Park, Illinois   60035

Form 13F File Number:  28-05461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
Title:   President
Phone:   (312) 739-2138


Signature, Place, and Date of Signing:

/s/ David S. Richter               Chicago, Illinois          August 14, 2002
------------------------------  -----------------------       -----------------
          [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager

Form 13F File Number                Name

28-05459          Waveland International, Ltd.

                                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   1
                                            ------------------

Form 13F Information Table Entry Total              25
                                            ------------------

Form 13F Information Table Value Total:          $ 6,978
                                            -------------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.          Form 13F File Number                   Name

         1            28-05463                               David S. Richter


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                                                                    Form 13F Information Table
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      Column 1              Column 2    lumn 3      Column 4           Column 5        Column 6    Column 7        Column 8

   Name of Issuer           Title of    CUSIP        Value     Shrs or   Sh/Prn  Put/  Investment   Other
                             Class                  (X$1000)   Prn Amt           Call  Discretion  Managers    Voting Authority
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Sole    Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
AVALON HLDGS CORPORATION      CL A      05343P109         96      40,000   SH           DEFINED      1    40,000
-----------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS INC              CL A      09688T106         53       4,000   SH           DEFINED      1     4,000
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CIGNA CORP.                   COM       125509109        195       2,000   SH           DEFINED      1     2,000
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CITIZENS COMMUNICATIONS       COM       17453B101        192      23,000   SH           DEFINED      1    23,000
COMPANY
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DEAN FOODS CO                 COM       242370104         67       1,800   SH           DEFINED      1     1,800
-----------------------------------------------------------------------------------------------------------------------------------
DYCOM INDUSTRIES, INC.        COM       267475101        181      15,500   SH           DEFINED      1    15,500
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS       CL A      278762109        110       5,900   SH           DEFINED      1     5,900
-----------------------------------------------------------------------------------------------------------------------------------
FMC CORP                      COM       302491303         23         750   SH           DEFINED      1       750
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GEMSTAR-TV GUIDE              COM       36866W106         54      10,000   SH           DEFINED      1                       10,000
INTERNATIONAL INC
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GEMSTAR-TV GUIDE              CALL      36866W906         54      10,000         CALL   DEFINED      1    10,000
INTERNATIONAL INC
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INTERACTIVE DATA CORP         COM       45840J107         74       5,000   SH           DEFINED      1     5,000
-----------------------------------------------------------------------------------------------------------------------------------
IDT CORP CLASS B SHARES       CL B      448947309        188      11,700   SH           DEFINED      1    11,700
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JOY GLOBAL, INC.              COM       481165108         69       4,000   SH           DEFINED      1     4,000
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JUPITER MEDIA METRIX INC.     COM       48206U104          1       4,700   SH           DEFINED      1     4,700


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LAKES ENTERTAINMENT INC.      COM       51206P109        169      25,000   SH           DEFINED      1    25,000
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MATTEL, INC.                  COM       577081102        213      10,100   SH           DEFINED      1    10,100
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MAXXAM GROUP, INC.            COM       577913106         66       6,000   SH           DEFINED      1     6,000
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NATUZZI S.P.A. ADR            ADR       63905A101        197      13,000   SH           DEFINED      1    13,000
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NETRATINGS INC.               COM       64116M108        106      11,600   SH           DEFINED      1    11,600
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NEWELL RUBBERMAID, INC.       COM       651229106         70       2,000   SH           DEFINED      1     2,000
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NOVELL INC                    COM       670006105        177      55,000   SH           DEFINED      1    55,000
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READERS DIGEST ASSOCIATION,   CL A      755267101        165       8,800   SH           DEFINED      1                        8,800
INC.                          NON VTG
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THE TOPPS COMPANY             COM       890786106         67       6,666   SH           DEFINED      1     6,666
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THE CRONOS GROUP              ORD       L20708100      2,273     554,312   SH           DEFINED      1   554,312
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HEARTLAND PARTNERS LP         UT LTD    422357103      2,118     171,601   SH           DEFINED      1   171,601
                              PARTNER
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